CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues
Total net revenues		$ 2,124,248	$ 2,237,788	$ 2,267,870
Cost of revenues		(1,361,616)	(1,431,585)	(1,454,842)
Gross profit		762,632	806,203	813,028
Operating expenses
Research and development expenses		(247,133)	(278,740)	(295,503)
Sales and marketing expenses		(297,470)	(333,334)	(369,577)
General and administrative expenses		(164,529)	(152,517)	(122,661)
Goodwill impairment		0	(454,935)	0
Total operating expenses		(709,132)	(1,219,526)	(787,741)
(Loss) gain on deconsolidation and disposal of subsidiaries		0	1,643	(6,177)
Other income		2,320	6,055	9,705
Operating income (loss)		55,820	(405,625)	28,815
Interest expense		(516)	(4,847)	(10,420)
Interest income and investment income		162,607	175,556	185,212
Foreign currency exchange (losses) gains, net		(14,111)	764	(2,906)
Gain on disposal and deemed disposal of investments		0	0	74,851
Gain on fair value changes of investments		12,320	6,636	12,425
Income (loss) before income tax expenses		216,120	(227,516)	287,977
Income tax expenses		(16,429)	(13,485)	(18,856)
Income (loss) before share of income (loss) in equity method investments, net of income taxes		199,691	(241,001)	269,121
Share of income (loss) in equity method investments, net of income taxes		11,610	(1,637)	3,297
Net income (loss) from continuing operations		211,301	(242,638)	272,418
Gain on disposal of YY Live		1,875,921	0	0
Net income (loss)		2,087,222	(242,638)	272,418
Net loss attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		11,213	96,402	29,398
Net income(loss) attributable to controlling interest of JOYY Inc.		2,098,435	(146,236)	301,816
Net income (loss) from continuing operations attributable to controlling interest of JOYY Inc.		222,514	(146,236)	301,816
Net income from discontinued operations attributable to controlling interest of JOYY Inc.		1,875,921	0	0
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		(1,387)	(1,388)	(5,048)
Cumulative dividend on subsidiary's Series A Preferred Shares		0	0	(2,000)
Gain on repurchase of redeemable convertible preferred shares of a subsidiary		0	0	52,583
Net income (loss) attributable to common shareholders of JOYY Inc.		2,097,048	(147,624)	347,351
Net income (loss) from continuing operations attributable to common shareholders of JOYY Inc.		221,127	(147,624)	347,351
Net income from discontinued operations attributable to common shareholders of JOYY Inc.		1,875,921
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax		56,206	(27,497)	(35,327)
Unrealized losses on available-for-sale investment, net of nil tax		(16,684)	(23,108)
Comprehensive income (loss) attributable to the common shareholders of JOYY Inc.		$ 2,136,570	$ (198,229)	$ 312,024
Net income (loss) per ADS/common share
Basic (in dollars per share)	[1]	$ 1.99	$ (0.13)	$ 0.27
Continued operations (in dollars per share)	[1]	0.21	(0.13)	0.27
Discontinued operations (in dollars per share)	[1]	1.78
Diluted (in dollars per share)	[1]	1.97	(0.13)	0.24
Continued operations (in dollars per share)	[1]	0.21	$ (0.13)	$ 0.24
Discontinued operations (in dollars per share)	[1]	$ 1.76
Weighted average number of ADS/common shares used in calculating net income (loss) per ADS/common share
Basic (in shares)		1,052,099,864	1,157,854,559	1,308,695,642
Continuing operations (in shares)		1,052,099,864	1,157,854,559	1,308,695,642
Discontinued operations (in shares)		1,052,099,864	1,157,854,559	1,308,695,642
Denominator for diluted calculation		1,065,247,496	1,157,854,559	1,462,976,544
Continuing operations (in shares)		1,065,247,496	1,157,854,559	1,462,976,544
Discontinued operations (in shares)		1,065,247,496	1,157,854,559	1,462,976,544
ADS
Net income (loss) per ADS/common share
Basic (in dollars per share)	[1]	$ 39.86	$ (2.55)	$ 5.31
Continued operations (in dollars per share)	[1]	4.2	(2.55)	5.31
Discontinued operations (in dollars per share)	[1]	35.66
Diluted (in dollars per share)	[1]	39.37	(2.55)	4.87
Continued operations (in dollars per share)	[1]	4.15	$ (2.55)	$ 4.87
Discontinued operations (in dollars per share)	[1]	$ 35.22
Weighted average number of ADS/common shares used in calculating net income (loss) per ADS/common share
Continuing operations (in shares)		52,604,993	57,892,728	65,434,782
Discontinued operations (in shares)		52,604,993	57,892,728	65,434,782
Continuing operations (in shares)		53,262,375	57,892,728	73,148,827
Discontinued operations (in shares)		53,262,375	57,892,728	73,148,827
Live streaming
Net revenues
Total net revenues		$ 1,529,667	$ 1,788,021	$ 1,979,371
Advertising
Net revenues
Total net revenues		442,718	323,013	119,880
Others
Net revenues
Total net revenues		$ 151,863	$ 126,754	$ 168,619

[1]	Each ADS represents 20 common shares.